Concentration and Risks (Revenue Proportion from Customers Accounted for Over Ten Percent of Total Net Revenues) (Details) (Customer Concentration Risk [Member], Net revenues [Member])	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Yidatong [Member]
Concentration Risk [Line Items]
Percentage of revenue to total net revenues	10.00%	[1]	22.00%	[1]	26.00%	[1]
D [Member]
Concentration Risk [Line Items]
Percentage of revenue to total net revenues	6.00%		11.00%		13.00%
F [Member]
Concentration Risk [Line Items]
Percentage of revenue to total net revenues	5.00%		8.00%		10.00%

[1]	The net revenues generated through Yidatong subsequently further decreased in 2014.